LONG-TERM LOANS AND OTHER BORROWINGS - Bonds and Medium-term notes ("MTN") (Details) $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
Borrowings and other credit facilities
Current maturities	Rp (15,866)	$ (986)	Rp (10,276)
Long-term portion	25,518	$ 1,585	27,773
Bonds and Medium-term notes ("MTN")
Borrowings and other credit facilities
Outstanding balance	5,050		5,350
Unamortized debt issuance cost	(7)		(7)
Total loans and other borrowings	5,043		5,343
Current maturities	(2,347)		(548)
Long-term portion	2,696		4,795
2015 - Series B Bonds
Borrowings and other credit facilities
Outstanding balance	2,100
2015 - Series C Bonds
Borrowings and other credit facilities
Outstanding balance	1,200
2015 - Series D Bonds
Borrowings and other credit facilities
Outstanding balance	1,500
MTN Mitratel 2023
Borrowings and other credit facilities
Outstanding balance			550
Rupiah | 2015 - Series B Bonds
Borrowings and other credit facilities
Outstanding balance	2,100		2,100
Rupiah | 2015 - Series C Bonds
Borrowings and other credit facilities
Outstanding balance	1,200		1,200
Rupiah | 2015 - Series D Bonds
Borrowings and other credit facilities
Outstanding balance	1,500		Rp 1,500
Rupiah | Bonds Mitratel 2024
Borrowings and other credit facilities
Outstanding balance	240
Rupiah | Sukuk Mitratel 2024
Borrowings and other credit facilities
Outstanding balance	Rp 10